Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	212,193,574.28	15,659
Yield Supplement Overcollateralization Amount 04/30/26	10,461,807.70	0
Receivables Balance 04/30/26	222,655,381.98	15,659
Principal Payments	11,931,479.46	292
Defaulted Receivables	180,170.11	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	9,589,286.38	0
Pool Balance at 05/31/26	200,954,446.03	15,356

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.11%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	5,003,152.30	253
Past Due 61-90 days	1,719,255.58	81
Past Due 91-120 days	298,662.77	17
Past Due 121+ days	0.00	0
Total	7,021,070.65	351

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Delinquency Trigger Occurred	NO

Recoveries	221,378.54
Aggregate Net Losses/(Gains) - May 2026	(41,208.43)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.22%
Prior Net Losses/(Gains) Ratio	0.76%
Second Prior Net Losses/(Gains) Ratio	0.21%
Third Prior Net Losses/(Gains) Ratio	0.76%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.98%
Weighted Average Contract Rate, Yield Adjusted	10.14%
Weighted Average Remaining Term	28.90

Flow of Funds	$ Amount
Collections	13,222,471.37
Investment Earnings on Cash Accounts	9,134.89
Servicing Fee	(185,546.15)
Transfer to Collection Account	-
Available Funds	13,046,060.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	622,336.68
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,006,888.59
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	989,392.43

Total Distributions of Available Funds	13,046,060.11

Servicing Fee	185,546.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	206,961,334.62
Principal Paid	11,239,128.25
Note Balance @ 06/15/26	195,722,206.37

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2b
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-3
Note Balance @ 05/15/26	60,331,334.62
Principal Paid	11,239,128.25
Note Balance @ 06/15/26	49,092,206.37
Note Factor @ 06/15/26	16.5182390%

Class A-4
Note Balance @ 05/15/26	99,500,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	99,500,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	31,390,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	31,390,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	15,740,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	15,740,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	817,539.43
Total Principal Paid	11,239,128.25
Total Paid	12,056,667.68

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64285%
Coupon	4.35285%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	234,286.68
Principal Paid	11,239,128.25
Total Paid to A-3 Holders	11,473,414.93

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7832113
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7672018
Total Distribution Amount	11.5504131

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7883132
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.8167169
Total A-3 Distribution Amount	38.6050301

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	534.46
Noteholders' Principal Distributable Amount	465.54

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	2,616,119.83
Investment Earnings	7,777.17
Investment Earnings Paid	(7,777.17)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,207,951.75	$1,491,723.11	$1,516,016.35
Number of Extensions	69	76	73
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.63%	0.60%